Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 10,688.7	$ 130.1	₨ 9,819.6
Service cost	1,398.6	17.0	1,268.0	₨ 1,107.0
Interest cost	773.4	9.4	631.2	561.6
Actuarial(gains)/ losses	(252.4)	(3.1)	(260.6)
Benefits paid	(1,116.7)	(13.6)	(769.5)
Projected benefit obligation, end of the period	11,491.6	139.8	10,688.7	9,819.6
Change in plan assets:
Fair value of plan assets, beginning of the period	10,019.3	121.9	8,344.6
Expected return on plan assets	668.2	8.1	574.1	448.4
Actuarial gains/(losses)	(390.0)	(4.7)	237.1
Actual return on plan assets	278.2	3.4	811.2
Employer contributions	1,735.3	21.1	1,633.0
Benefits paid	(1,116.7)	(13.6)	(769.5)
Fair value of plan assets, end of the period	10,916.1	$ 132.8	10,019.3	₨ 8,344.6
Funded Status	₨ (575.5)		₨ (669.4)		$ (7.0)